Other accounts payable and accrued expenses - Schedule of Accounts Payable and Accruals (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Taxes Payable, Current	$ 4,735	$ 3,458
Employee-related Liabilities, Current	45,955	45,936
Taxes Payable	6,160	756
Other Accrued Liabilities, Current	11,883	10,649
Contract With Customer, Customer Advances	658	666
Other Accounts Payable And Other Accrued Liabilities, Current	1,853	1,865
Other Accounts Payable and Accrued Liabilities	$ 71,244	$ 63,330